Leases - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014
Leases
Recognized rental income	¥ 167	¥ 805	¥ 558	¥ 999
Future minimum lease payments to be received	14,871		14,871
Rental expenses, net of sublease rental income	11,603	11,642	23,434	23,576
Capital lease assets	34,443		34,443		33,294
Accumulated depreciation on capital lease assets	¥ 5,400		¥ 5,400		¥ 4,579